Business Combinations - Narrative (Details) $ in Thousands		2 Months Ended	9 Months Ended	12 Months Ended
	May 05, 2022 CAD ($)	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Jun. 30, 2022 CAD ($)	Jul. 07, 2022 CAD ($)
Canadian Cannabis Operating Segment
Disclosure of detailed information about business combination [line items]
Impairment of goodwill			$ 741,700	$ 26,400
Thrive
Disclosure of detailed information about business combination [line items]
Cash paid	$ 26,983
Common shares issued	9,230
Common shares issuable	9,683				$ 9,700
Indemnity holdback	3,000
Number of instruments or interests issued or issuable (in shares)					2,614,995
Earnout payable	$ 14,400
Revenue target period	2 years
Revenue of combined entity as if combination occurred at beginning of period		$ 1,400
Loss of acquiree since acquisition date		$ 3,200
Revenue of acquiree prior to acquisition date				10,300
Loss of acquiree prior to acquisition date				$ 22,100